Nature of business and history	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and history

1. Nature of business and history

Genenta Science S.p.A. (the “Company” or “Genenta” - formerly Genenta Science S.r.l. “società a responsabilità limitata,” similar to a Limited Liability Company in the United States) converted to an Italian corporation (“società per azioni”, or “S.p.A.”) in June 2021, which is similar to a C corporation in the United States. The Company was founded in Milan, Italy by San Raffaele Hospital (“OSR”), Pierluigi Paracchi, Luigi Naldini and Bernhard Gentner, and was incorporated in July 2014. On May 20, 2021, the quotaholders (owners of the Company) resolved that the Company convert from an S.r.l. to an S.p.A. and determined that the outstanding quota be converted to 15 million common shares at no par value. (See Note 10. Quotaholder’s and stockholder’s equity.) New Bylaws were adopted, two new Board members were appointed, and the existing Board of Directors and Board of Statutory Advisors were re-appointed. The registered office remained located in Milan, Italy. The Company’s reporting currency is Euros (“EUR”). In May 2021, the Company formed a wholly owned, Delaware incorporated subsidiary, Genenta Science, Inc., intended for future operations in the United States (“US Subsidiary”). The US Subsidiary operates in US Dollars (“USD”).

On December 15, 2021, the Company completed an initial public offering (“IPO”) of its shares and was listed on the Nasdaq Stock Capital Market. Through the IPO, 3,120,114 new ordinary shares with no par value were issued. 720,114 ordinary shares were subscribed by the Company’s existing shareholders through a Reserved Offering, while 2,400,000 American Depository Shares (“ADS”) were directly placed on the market. Subsequently, on December 27, 2021, the Company’s underwriter exercised a portion of its “green shoe” allotment for an additional 96,744 ADS. The total number of shares outstanding resulting at December 31, 2021 was 18,216,858. Through the IPO, approximately €29 million was raised net of listing costs (approximately €3.9 million).

Genenta is an early-stage company developing first-in-class cell and gene cancer therapies. The Company is initially developing its clinical leading product, Temferon™, to treat glioblastoma multiforme (“GBM”), a solid tumor affecting the brain. The Company intends to continue its clinical trials in Europe and eventually start a clinical trial in the United States to study Temferon™ in other cancers, possibly liver cancer.

The Company is subject to risks and uncertainties common to early-stage clinical companies in the life-science and biotechnology industries, including but not limited to, risks associated with completing preclinical studies and clinical trials, receiving regulatory approvals for product candidates, development by competitors of new competing products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. The clinical product candidates currently under development will require significant additional research and development efforts, including regulatory approval and clinical testing prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales and profit from operations.

Liquidity and risks

The Company has incurred losses since its inception, including a net loss of €5.5 million, €5.5 million and €4.6 million for the years ended December 31, 2021, December 31, 2020, and December 31, 2019, respectively. In addition, as of December 31, 2021, the Company had an accumulated deficit of €27.0 million. The Company has primarily funded these losses through the proceeds from sales of convertible debt and equity quotas, prior to the Company’s conversion into an S.p.A. and its IPO. Although the Company has incurred recurring losses and expects to continue to incur losses for the foreseeable future, the Company expects that its existing cash and cash equivalents on hand as of December 31, 2021 of €37.2 million will be sufficient to fund current planned operations and capital expenditure requirements for at least the next twelve months from the filing date of these consolidated financial statements. However, the future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

The Company has evaluated whether there are conditions and events considered in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s business model, typical of biotechnology companies developing new therapeutic products that have not reached a balanced income and financial position, features negative cash flows. This is due to the fact that, at this stage, costs must be borne in relation to services and personnel, directly connected to research and development activities, and return for these activities is not certain and, in any case, it is expected in future years. Based on the accounting policies adopted, requiring full recognition of research and development costs in the statement of operations and comprehensive loss in the year they are incurred, the Company has reported a loss since its inception, and expects to continue to incur significant costs for research and development in the foreseeable future. There is no certainty that the Company will become profitable in the future.

The Company will require additional capital to meet its long-term operating requirements. It expects to raise additional capital through, among other things, the sale of equity or debt securities. If adequate funds are not available in the future, the Company may be forced to delay, reorganize, or cancel research and development programs, or to enter into financing, licensing or collaboration agreements with unfavorable conditions or waive rights to certain products which otherwise it would not have waived, resulting in negative effects on the activity and on the economic, patrimonial and /or financial situation of the Company.

In February 2020, the COVID-19 pandemic commenced in Italy. Regulatory guidance was issued in March and updated in April 2020 relating to the management of clinical trials during the pandemic. As the global healthcare community continues to respond to the COVID-19 pandemic, many hospitals, including the Company’s clinical sites, temporarily paused elective medical procedures, including dosing of new patients in clinical trials of our investigational gene therapies. While dosing of new patients and data collection from enrolled patients has resumed at clinical sites, the extent to which clinical activities continue to be delayed or interrupted will depend on future developments that remain uncertain. The Company has not experienced significant interruptions related to COVID-19 or its variants. The Company may find it difficult to enroll patients in its clinical trials, which could delay or prevent the Company from proceeding with clinical trials of its product candidates. The Company continues to closely monitor this evolving situation and the potential impact on the Company.

Quantitative and qualitative disclosure about market risk

The Company is exposed to market risks in the ordinary course of its business. Market risk represents the risk of loss that may impact the Company’s financial position due to adverse changes in financial market prices and rates. The Company’s current investment policy is conservative due to the need to support operations and, therefore, the Company invests available cash mainly in bank deposits with reputable banks that have a credit rating of at least A-. Accordingly, a substantial majority of the Company’s cash and cash equivalents is held in deposits that bear a small amount of interest. Given the current low rates of interest the Company receives, the Company will not be adversely affected if such rates are reduced. The Company’s market risk exposure is primarily a result of foreign currency exchange rates, which is discussed in detail in the following paragraph.

Foreign currency exchange risk

The Company’s results of operations and cash flow may be subject to fluctuations due to changes in foreign currency exchange rates. A portion of the Company’s liquid assets and expenses are denominated in EUR; however, a portion are denominated in USD. (At December 31, 2021, the Company maintained USD25.7 million in cash and cash equivalents.) Changes in the USD/EUR exchange rate could increase/decrease our operating expenses, especially as more costs are incurred in the United States or, as USD are exchanged for EUR to cover European operating costs. As the Company continues to grow its business, the Company’s results of operations and cash flows might be subject to significant fluctuations due to changes in foreign currency exchange rates, which could adversely impact the Company’s results of operations.

Currently, the Company does not hedge its foreign currency exchange risk. In the future, the Company may enter into formal currency hedging transactions to decrease the risk of financial exposure from fluctuations in the exchange rates of its principal operating currencies. These measures, however, may not adequately protect the Company from the material adverse effects of such fluctuations.